Schedule of Pro Forma Combined Financial Information (Details) (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Apr. 22, 2020	Apr. 21, 2020
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000			10,000,000
Preferred stock, shares issued				3,541,500
Preferred stock, shares outstanding				3,541,500
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000		10,000,000,000	10,000,000,000	10,010,000,000
Common stock, shares issued	9,022,993,267	7,402,535,677		1,763,277,230
Common stock, shares outstanding	9,022,993,267	7,402,535,677		1,763,277,230
Pro Forma [Member]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			10,000,000
Preferred stock, shares issued			1,541,500
Preferred stock, shares outstanding			1,541,500
Common stock, par value			$ 0.001
Common stock, shares authorized			10,000,000,000
Common stock, shares issued			4,718,104,197
Common stock, shares outstanding			4,718,104,197